SUBSEQUENT EVENTS (Details Narrative) - USD ($)	Apr. 30, 2025	Apr. 21, 2025	Dec. 31, 2024	Dec. 31, 2023
Subsequent Event [Line Items]
Loans Payable			$ 479,498	$ 739,447
Xiaodan Liu [Member]
Subsequent Event [Line Items]
Loans Payable	$ 210,000
2025 Share Incentive Plan [Member]
Subsequent Event [Line Items]
Common stock, shares issued		8,000,000
Common stock, par value		$ 0.0001
Subsequent Event [Member] | 2025 Share Incentive Plan [Member]
Subsequent Event [Line Items]
Common stock, shares issued		8,000,000
Common stock, par value		$ 0.0001